Leases and right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cost
Beginning balance	$ 44,396	$ 34,507
Additions	8,328	11,294
Disposals	(2,871)	(1,405)
Ending balance	49,853	44,396
Accumulated depreciation
Beginning balance	(12,577)	(5,738)
Depreciation for the year	(8,021)	(7,126)
Disposals	818	287
Ending balance	(19,780)	(12,577)
Right-of-use assets, net carrying amount	30,073	31,819
Right-of-use Land and buildings
Cost
Beginning balance	14,555	8,107
Additions	815	6,922
Disposals	(754)	(474)
Ending balance	14,616	14,555
Accumulated depreciation
Beginning balance	(2,303)	(1,184)
Depreciation for the year	(1,526)	(1,200)
Disposals	438	81
Ending balance	(3,391)	(2,303)
Right-of-use assets, net carrying amount	11,225	12,252
Plant and equipment
Cost
Beginning balance	29,841	26,400
Additions	7,513	4,372
Disposals	(2,117)	(931)
Ending balance	35,237	29,841
Accumulated depreciation
Beginning balance	(10,274)	(4,554)
Depreciation for the year	(6,495)	(5,926)
Disposals	380	206
Ending balance	(16,389)	(10,274)
Right-of-use assets, net carrying amount	$ 18,848	$ 19,567